Investee Companies and other investments (Equity Accounted Investees) (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands				1 Months Ended														12 Months Ended
	Oct. 01, 2017	Dec. 08, 2016 ILS (₪)	May 12, 2014 EUR (€)	Jan. 31, 2018 ILS (₪)	Jan. 31, 2018 EUR (€)	Jan. 31, 2017 ILS (₪)	Jan. 31, 2017 EUR (€)	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 EUR (€)	Jul. 25, 2016 ILS (₪)	Jul. 16, 2016	May 31, 2016 ILS (₪)	May 31, 2016 EUR (€)	Apr. 30, 2015 ILS (₪)	Apr. 30, 2015 EUR (€)	Jan. 27, 2011 ILS (₪)	Nov. 25, 2010	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Jan. 15, 2018	Dec. 31, 2017 USD ($)	Apr. 02, 2017 EUR (€)	Feb. 23, 2017 EUR (€)	Dec. 19, 2016	Jul. 25, 2016 EUR (€)	Apr. 30, 2015 EUR (€)	May 12, 2014 ILS (₪)	Jan. 27, 2011 EUR (€)	Dec. 31, 2010
Disclosure of associates [line items]
Annual interest rate																				3.50%		3.50%								3.43%
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan					€ 19,265		€ 12,330
Proceeds from subsidiaries					1,670		€ 407
Amount financial agreement guarantees by direct share					41,660
Amount financial agreement guarantees by indirect share					€ 3,853
Claims amount payment																								€ 183,368
Percentage of production increase																					6.00%
Bottom of range [Member]
Disclosure of associates [line items]
Annual interest rate																				1.60%		1.60%
Top of range [member]
Disclosure of associates [line items]
Annual interest rate																				3.50%		3.50%
First Option [Member]
Disclosure of associates [line items]
Option expiration term			12 months
Second Option [Member]
Disclosure of associates [line items]
Option expiration term			2 years
NIS [Member] | Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Repayment of shareholders loan | ₪				₪ 80,000		₪ 50,000
Proceeds from subsidiaries | ₪				6,950		₪ 1,750
Amount financial agreement guarantees by direct share | ₪				173,000
Amount financial agreement guarantees by indirect share | ₪				₪ 16,000
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds																	18.75%
Issued production licenses			20 years
License expiration date			May 11, 2034
Exercise price of option																											€ 4,953
Proportion of ownership interest																		9.375%	9.375%
Shareholders loans															€ 1,515
Annual interest rate																						3.00%
Senior debt																						5.50%
Repayment of shareholders loan									€ 82,000
Proceeds from subsidiaries									€ 7,030
Amount financial agreement guarantees by direct share																			€ 39,250
Amount financial agreement guarantees by indirect share																			€ 3,612
Percentage of average production reduced																									0.50%
Dorad Energy Ltd [Member] | Bottom of range [Member]
Disclosure of associates [line items]
Proportion of ownership interest												9.1875%	9.1875%	7.50%	7.50%
Dorad Energy Ltd [Member] | Top of range [member]
Disclosure of associates [line items]
Proportion of ownership interest												9.375%	9.375%	9.187%	9.187%
Dorad Energy Ltd [Member] | First Option [Member]
Disclosure of associates [line items]
Aggregate amount paid for exercise of option															€ 6,468
Dorad Energy Ltd [Member] | NIS [Member]
Disclosure of associates [line items]
Exercise price of option | ₪														₪ 21,600
Shareholders loans | ₪														6,607
Repayment of shareholders loan | ₪								₪ 350,000
Proceeds from subsidiaries | ₪								₪ 30,000
Amount financial agreement guarantees by direct share | ₪																		₪ 163,000
Amount financial agreement guarantees by indirect share | ₪																		₪ 15,000
Dorad Energy Ltd [Member] | NIS [Member] | First Option [Member]
Disclosure of associates [line items]
Aggregate amount paid for exercise of option | ₪														₪ 28,207
Dori Energy [Member]
Disclosure of associates [line items]
Percentage of share capital holds		50.00%	30.00%							10.00%						40.00%
Investment in subsidiaries																													€ 9,964
Increase percentage of holding share														49.00%	49.00%
Exercise price of option | ₪																												₪ 2,400
Acquire additional shares estimated fair value			€ 9,825
Amount of expense capitalized			€ 69
Proportion of ownership interest																		50.00%	50.00%	50.00%
Shareholders loans																			€ 13,025
Percentage decrease from Dorad Holding										10.00%
Dori Energy [Member] | First Option [Member]
Disclosure of associates [line items]
Increase percentage of holding share			49.00%
Dori Energy [Member] | Second Option [Member]
Disclosure of associates [line items]
Increase percentage of holding share												50.00%	50.00%
Percentage of certain regulatory approvals			50.00%
Aggregate amount paid for exercise of option													€ 657
Shareholders loans													€ 9
Dori Energy [Member] | NIS [Member]
Disclosure of associates [line items]
Investment in subsidiaries | ₪																₪ 50,000
Shareholders loans | ₪																		₪ 54,088
Consideration value of other secruities | ₪		₪ 70,000
Dori Energy [Member] | NIS [Member] | Second Option [Member]
Disclosure of associates [line items]
Aggregate amount paid for exercise of option | ₪												₪ 2,800
Shareholders loans | ₪												₪ 400
Dori Investment Agreement [Member]
Disclosure of associates [line items]
Percentage of share capital holds			40.00%
Acquire additional shares estimated fair value			€ 70
Zorlu Enerji Elektrik Uretim A.S [Member]
Disclosure of associates [line items]
Percentage of share capital holds											25.00%
Luzon Group [Member]
Disclosure of associates [line items]
Percentage of share capital holds		50.00%
Claims amount payment																							€ 218
Payment received for management and entrepreneurship services																										€ 11,900
Luzon Group [Member] | NIS [Member]
Disclosure of associates [line items]
Claims amount payment																							€ 906,400
Payment received for management and entrepreneurship services | ₪										₪ 49,400
Recovery of amounts committed | ₪										₪ 49,400
Eilat Ashkelon Infrastructure Services Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds	37.50%
Zorly [Member] | USD [Member]
Disclosure of associates [line items]
Claims amount payment | $																						$ 140,000
Claims interest payment amount | $																						43,000
Dorad [Member] | USD [Member]
Disclosure of associates [line items]
Refund amount to Dorad | $																						$ 24,000
Edelcom Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds										18.75%
U. Dori Group Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds										50.00%